12. Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of derivative liability on a recurring basis
	Valuation techniques	Unobservable inputs	Range of rates
Derivative liability in 2019 related to ILIAD convertible bond	Black Scholes model	Expected term	0.41-0.5
		Risk-free interest rate	1.6%-2.38%
		Expected volatility	120%-160%
		Expected dividend yield	0
Derivative liability in 2020 related to ILIAD convertible bond	Black Scholes model	Expected term	0.31-0.40
		Risk-free interest rate	1.56%-1.58%
		Expected volatility	75%-122%
		Expected dividend yield	0
Derivative liability in 2020 related to Streeterville convertible bond	Binomial model	Expected term	0.84-1.00
		Risk-free interest rate	0.07%-0.12%
		Expected volatility	111.94%-119.90%
		Expected dividend yield	0

Estimate fair value of derivative liability
	Valuation techniques	Unobservable inputs	Range of rates
Warrants issued with ordinary shares in 2020	Binomial model	Expected term Risk-free interest rate Expected volatility Expected dividend yield	5 years 0.58%-0.77% 82.20%-82.36% 0